12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred Tax Assets

and December 31, 2014 are approximately as follows:

	December 31, 2015	12/31/2014 (Restated)
Net operating loss carryforward	$8,718,000	$4,060,000
Gross Deferred Tax Assets	(2,906,000)	(1,354,000)
Less Valuation Allowance	2,906,000	1,354,000
Total Deferred Tax Assets – Net	$—	$—

Income Tax Rate Reconciliation

	December 31, 2015	12/31/2014 Restated
Computed “expected” tax expense (benefit) – Federal	$(9,115,000)	$(2,480,000)
Computed “expected” tax expense (benefit) - State	(1,616,000)	(438,000)
Derivative expense	7,370,000	135,000
Share based payments	66,000	77,300
Amortization of patent	2,000	1,000
Amortization of debt issue costs	56,000	54,000
Amortization of debt discount	798,000	572,000
Amortization of GE Trademark License	927,000	924,000
Change in valuation allowance	1,552,000	1,155,700

	$—	$—